AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 25, 2017

1933 ACT REGISTRATION NO. 333-162553

1940 ACT REGISTRATION NO. 811-21988

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4 REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 10
AND
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
POST-EFFECTIVE AMENDMENT NO. 59
(CHECK APPROPRIATE BOX OR BOXES)

PRIAC VARIABLE CONTRACT ACCOUNT A

(Exact Name of Registrant)

PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY

(Name of Depositor)

280 TRUMBULL STREET

HARTFORD, CONNECTICUT 06103-3509

(860) 534-2000

(Address and telephone number of Depositor’s principal executive offices)

MICHELE DRUMMEY

DIRECTOR AND CORPORATE COUNSEL

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

280 TRUMBULL STREET

HARTFORD, CT 06103

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on May 1, 2017 pursuant to paragraph (b) of Rule 485
☐	60 days after a filing pursuant to paragraph (a) of Rule 485
☐	on May 1, 2017 pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered:

Interests in Group and Individual Variable Annuity Contracts

PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY

PRIAC VARIABLE CONTRACT ACCOUNT A

PRUDENTIAL RETIREMENT SECURITY ANNUITY IV

PRUDENTIAL RETIREMENT SECURITY ANNUITY V

Amendment to Prospectuses and Statement of Additional Information Dated May 1, 2017

Amendment dated September 25, 2017 (“Amendment”)

This Amendment amends the current Prospectuses and Statement of Additional Information (“SAI”) dated May 1, 2017 for your Annuity. The Prospectuses and the SAI are both hereby incorporated by reference (SEC File No. 333-162553 dated April 21, 2017) into this Amendment. The Amendment only changes the Prospectuses and SAI where specifically noted below. This Amendment should be read and retained with the current Prospectuses and SAI dated May 1, 2017. If you would like another copy of the current Prospectus or SAI, please contact us at 1-877-778-2100.

PROSPECTUS AND SAI CHANGES: SUMMARY

PRSA IV Prospectus Changes

We are issuing this Amendment to add a new Variable Investment Option to the Prudential Retirement Security Annuity IV (“PRSA IV”), a Sub-account investing in the Prudential 60/40 Allocation Fund of the Prudential Investment Portfolios 5. Additionally, we are closing the Prudential Balanced Fund Sub-account to new investors and new contributions for Plan Type A.

For Plan Type A, if you are currently invested in the Prudential Balanced Fund Sub-account, your account balance will remain in the Sub-account. Should you choose to transfer your account balance to the Prudential 60/40 Allocation Fund Sub-account, you will not be able to transfer your account balance back to the Prudential Balanced Fund Sub-account.

For Plan Type B, you will be able to invest in the Prudential 60/40 Allocation Fund Sub-account only if your Retirement Plan adds this Variable Investment Option to your Retirement Plan’s investment line-up. If your Retirement Plan chooses to allow you to invest in the Prudential 60/40 Allocation Fund Sub-account all new contributions will be directed to the Prudential 60/40 Allocation Fund Sub-account. Your account balance will remain in the Prudential Balanced Fund Sub-account until you or your Retirement Plan elect to transfer your account balance to the new Sub-account. Should you or your Retirement Plan choose to transfer your account balance to the Prudential 60/40 Allocation Fund Sub-account, you will not be able to transfer your account balance back to the Prudential Balanced Fund Sub-account.

Where applicable, references throughout the prospectus to Variable Investment Option and mutual fund are changed to the plural.

PRSA V Prospectus Changes

We are also issuing this Amendment to reflect a fee reduction initiated by your Retirement Plan to the current Insurance and Administrative Charge associated with the Prudential Retirement Security Annuity V (“PRSA V”) from 0.14% to 0.12%, effective close of business on August 31, 2017.

PRSA IV and PRSA V SAI Changes

The Statement of Additional Information has also been updated to reference language associated with diversification and investor control.

PRSA IV PROSPECTUS CHANGES

1. Cover Page

On the Cover Page, we replace the section entitled “THE FUND” with the following:

THE FUNDS

The Annuity offers two Variable Investment Options, each a Sub-account of the PRIAC Variable Contract Account A, that invests in an underlying mutual fund portfolio. The Sub-account invests in the Prudential Balanced Fund of the Prudential Investment Portfolios, Inc. and the Prudential 60/40Allocation Fund of the Prudential Investment Portfolios 5.

For Plan Type A, the only available Sub-account is the Prudential 60/40 Allocation Fund effective September 29, 2017. The Sub-account that invests in the Prudential Balanced Fund is closed to new investors and new contributions effective September 29, 2017.

For Plan Type B, the Prudential 60/40 Allocation Fund Sub-account is only available for investment on the date your Retirement Plan adds it to your Retirement Plan’s investment line-up.

The Prudential Balanced Fund is available for direct purchase outside of an annuity or life insurance contract. If you purchased shares of the Prudential Balanced Fund directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also will not have annuity options or insurance features available. Because of these additional contract and separate account charges, you should refer only to investment return information regarding the funds available through PRIAC or your employer, rather than to information that may be available through alternate sources.

The tax advantages available with this Contract may exist solely from its purchase through retirement plans or accounts qualifying for federal tax benefits under Sections 401(a), 403(b), 408(a), 408A or 457 (governmental) of the Code. In contrast to many variable annuities, because this Contract can invest in funds available to the general public, if the Contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains may not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax qualified plan, as well as the costs and benefits of the Contract (including annuity income), before you purchase the Contract in a tax qualified plan.

2. Part I – Summary – Prudential Retirement Security Annuity IV Prospectus

Under the sub-section entitled, “Summary of Contract Expenses” we are replacing the tables entitled “Total Annual Mutual Fund Operating Expenses” and “Underlying Mutual Fund Portfolio Annual Expenses” with the following:

TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES

The next item shows the operating expenses charged by each underlying mutual fund, which are deducted from the underlying mutual fund assets, including management fees and other expenses that you may pay periodically during the time that you own the Contract. More detail on each underlying mutual fund’s fees and expenses is contained below and in the funds’ prospectuses. For the Prudential Balanced Fund (Class Z), the total operating expenses depicted below are based on historical fund expenses, as of the fiscal year ended, September 30, 2016.

For the Prudential 60/40 Allocation Fund (Class R6), the total operating expenses depicted below are estimated for the fund’s first fiscal year of operations. Fund expenses are not fixed or guaranteed by the Prudential Retirement Security Annuity IV Contract, and may vary from year to year.

	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses	0.90%	0.95%

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, in percentage points)
	Management Fees	Other Expenses	Acquired Fund Fees & Expenses	Total Annual Portfolio Operating Expenses
Prudential Balanced Fund (Class Z) [5]	0.65%	0.30%	0.00%	0.95%
Prudential 60/40 Allocation Fund (Class R6) [6]	0.02%	0.50%	0.38%	0.90%

5	The Manager has contractually agreed through January 31, 2018 to waive up to 2 basis points of its management fee to the extent that the fund’s annual operating expenses exceed 0.86% (exclusive of taxes, interest, brokerage commissions, distribution fees and non-routine expenses) of the fund’s average daily net assets. The waiver may not be terminated prior to January 31, 2018 without the prior approval of the fund’s board of directors.
6	The manager has contractually agreed, through November 30, 2018, to limit Total Annual Fund operating expenses after fee waivers and/or reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to November 30, 2018 without the prior approval of the Fund’s Board of Trustees.

3. Part I – Summary for Sections 1-10

In this Section, we replace the Section 2 summary with the following:

SECTION 2: What Investment Options Can I Choose?

The Variable Investment Options are classified according to their investment style and a brief description of each portfolio’s investment objective and key policies is set forth in Section 2.

For Plan Type A, you can invest your money in the Prudential 60/40 Allocation Fund. Effective September 29, 2017. The Prudential Balanced Fund is closed to new investors and new contributions for Plan Type A.

For Plan Type B, you can invest your money in the Prudential Balanced Fund Sub-account. If your Retirement Plan adds the Prudential 60/40 Allocation Fund Sub-account to your Retirement Plan’s investment line up, you will be able to invest in that Sub-account on the day your plan notifies you it is available. If your Retirement Plan adds the Prudential 60/40 Allocation Fund Sub-account to your Retirement Plan’s investment line up, you will not be able to direct transfers or new contributions to the Prudential Balanced Fund Sub-account.

Depending upon market conditions, you may earn or lose money in each option. Your Contract Value will fluctuate with the investment performance of the mutual fund portfolios underlying the Variable Investment Options. Past performance is not a guarantee of future results.

4. Part II – Sections 1-10, Prudential Retirement Security Annuity IV Prospectus: SECTION 2: What Investment Option Can I Choose?

We replace the introductory paragraphs directly under section “2, What Investment Options Can I Choose?,” along with the sub-sections entitled “Variable Investment Option,” and “Substitution” with the following. We also add the sub-section entitled “Transfers Among Options.”

2. WHAT INVESTMENT OPTIONS CAN I CHOOSE?

The Variable Investment Options invest in the Prudential Balanced Fund of the Prudential Investment Portfolios, Inc. and in the Prudential 60/40 Allocation Fund of the Prudential Investment Portfolios 5. Effective September 29, 2017, the Prudential Balanced Fund is closed to new investors and new contributions for Plan Type A. The accompanying current prospectuses for the Prudential Balanced Fund and the Prudential 60/40 Allocation Fund, available in your Contract, contain important information about the underlying mutual funds in which your Variable Investment Options invest. There are deductions from and expenses paid out of the assets of the funds that are described in the accompanying prospectuses for the funds. When you invest in a Variable Investment Option funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. For additional copies of the current underlying fund prospectuses please call (877) 778-2100 or write us at Prudential Retirement, 30 Scranton Office Park, Scranton, PA 18507-1789.

A Variable Investment Option that you select is your choice – we do not provide investment advice, nor do we recommend any particular Variable Investment Option. Please consult with a qualified investment processional if you wish to obtain investment advice. You bear the investment risk for amounts allocated to a Variable Investment Option.

VARIABLE INVESTMENT OPTIONS

The following chart classifies each underlying investment based on our assessment of its investment style, as of the date of this prospectus. The chart also lists each fund’s investment objective and a short summary description of the investment policies to assist you in determining which funds may be of interest to you. There is no guarantee that any fund will meet its investment objective and you could lose money. The adviser and sub-advisers for each fund appear next to the description.

This Contract offers portfolios managed by PGIM Investments LLC, Quantitative Management Associates LLC, and/or PGIM, Inc., all of which are affiliated companies of PRIAC (“Affiliated Portfolios”). PRIAC and its affiliates (“Prudential Companies”) receive fees and payments from the Affiliated Portfolios, which could be greater than the fees and payments Prudential Companies would receive if we offered unaffiliated portfolios. Because of the potential for greater profits earned by the Prudential Companies with respect to the Affiliated Portfolios, we have an incentive to offer Affiliated Portfolios over other portfolios sponsored and advised by companies not affiliated with PRIAC. In general, we also have an incentive to offer portfolios managed by certain sub-advisers, either because the sub-adviser is a Prudential Company or because the sub-adviser provides payments or support, including distribution and marketing support, to the Prudential Companies. We may consider those sub-adviser financial incentive factors in determining which portfolios to offer under the Contract. Allocations made to all Affiliated Portfolios benefit us financially. PRIAC has selected the portfolios for inclusion as investment options under this Contract in PRIAC’s role as the issuer of this Contract, and PRIAC does not provide investment advice or recommend any particular portfolio.

One of the funds underlying the Variable Investment Options available under this Contract, the Prudential Balanced Fund, may also be available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of the Prudential Balanced Fund directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also will not have annuity options or insurance features available. Because of these additional contract and separate account charges, you should refer only to investment return information regarding the funds available through PRIAC or your plan, rather than to information that may be available through alternate sources.

STYLE/ TYPE	INVESTMENT OBJECTIVES/POLICIES	PORTFOLIO ADVISER/ SUB-ADVISER
Prudential Investment Portfolios, Inc.

MODERATE ALLOCATION

THE SUB-ACCOUNT INVESTING IN THIS FUND IS CLOSED TO NEW INVESTORS/NEW CONTRIBUTIONS FOR PLAN TYPE A

Prudential Balanced Fund

The investment objective of the fund is to seek income and long-term growth of capital. The fund seeks to achieve its investment objective by investing in a portfolio of equity, fixed income and money market securities which is actively managed to capitalize on opportunities created by perceived misvaluation. Normally the fund will invest 45% to 70% of its total assets in equity and equity-related securities. Equity and equity-related securities in which the fund primarily invests are common stocks and stock index futures. The fund may invest up to 15% of its total assets in equity-related securities of small companies. We currently consider small companies to be those with a market capitalization less than that of the largest company in the Russell 2000 Index at the time of investment. Under normal circumstances, 30% to 55% of the fund’s total assets are invested in fixed-income securities and up to 35% are invested in foreign securities.

ADVISER: PGIM Investments LLC SUB-ADVISER: PGIM, Inc. Quantitative Management Associates LLC
Prudential Investment Portfolios 5

MODERATE ALLOCATION

Prudential 60/40 Allocation Fund

The investment objective of the fund is to seek a balance between growth and conservation of capital. The fund seeks to achieve its investment objective by investing a significant portion of its assets in the Prudential QMA Large-Cap Core Equity Fund. The fund intends to invest a significant portion of its fixed-income assets in the Prudential Total Return Bond. The fund normally intends to obtain exposure to equity securities in an amount equal to approximately 60% of its total assets and exposure to fixed-income securities in an amount equal to approximately 40% of its total assets. The fund will be rebalanced periodically (typically monthly) to maintain the target asset allocation.

ADVISER: PGIM Investments LLC SUB-ADVISER: Quantitative Management Associates LLC

TRANSFERS AMONG OPTIONS

Subject to availability and certain restrictions, you can transfer money out of the Prudential Balanced Fund Sub-account into the Prudential 60/40 Allocation Fund. All transfers are subject to the terms and conditions set forth in this prospectus. A transfer of this nature is not considered an additional Purchase Payment. The minimum transfer amount is the lesser of $250 or the total amount in the investment option from which the transfer is to be made. Currently, we waive this minimum transfer amount. We have the right to begin imposing this minimum transfer amount for any future transfers. You should know that once you or your Retirement Plan transfer money out of the Prudential Balanced Fund Sub-account you may not transfer it back to the Sub-account at a later date. The Prudential Balanced Fund Sub-account is closed to new investors and new contributions effective September 29, 2017 for Plan Type A.

In general, your transfer request may be made by telephone, electronically, or otherwise in paper form to the Prudential Retirement Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following telephone or electronic instructions that we reasonably believe to be genuine. Your transfer request will take effect at the end of the Business Day on which it was received in Good Order by us, or by certain entities that we have specifically designated. Good Order includes receipt of all necessary information to ensure the transfer is permitted under and in compliance with the applicable retirement arrangement. Transfer requests that are not in Good Order will be valued on the Business Day that Good Order is determined. Transfer requests received after the close of the Business Day will take effect at the end of the next Business Day.

During the Contract Accumulation Phase, you can make up to 12 transfers each Contract year without charge. If you make more than 12 transfers in one Contract year, you may be charged up to $30 for each additional transfer. For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same Business Day as a single transfer. Currently, we waive this transfer charge. We have the right to begin imposing this charge for any future transfers.

5. Part II – Sections 1-10, Prudential Retirement Security Annuity IV Prospectus, Section 7: What Are The Expenses Associated With The Prudential Retirement Security Annuity IV?

We add the sub-section entitled “Transfer Fee” and replace the sub-section entitled “Underlying Mutual Fund Fees.”

TRANSFER FEE

You can make up to 12 free transfers every Contract year. We measure a Contract year from the date we issue your Contract (Contract Date). If you make more than 12 transfers in a Contract year, we may deduct a transfer fee of up to a maximum of $30 per transfer. Currently, we waive this fee. If we begin to impose this fee, we will deduct the transfer fee pro-rata from the investment options from which the transfer is made. You should know that once you or your Retirement Plan transfer money out of the Prudential Balanced Fund Sub-account you or your Retirement Plan may not transfer it back to the Sub-account at a later date. The Prudential Balanced Fund Sub-account is closed to new investors and new contributions effective September 29, 2017.

UNDERLYING MUTUAL FUND FEES

When you allocate a Purchase Payment or a transfer to the Variable Investment Options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees and incur operating expenses that are in addition to the Contract-related fees described in this section. For the fiscal year ended September 30, 2016, without regard to expense caps, the total fees and operating expenses of the Prudential Balanced Fund was 0.95% annually. The total fees and operating expenses for the Prudential 60/40 Allocation Fund, without regard to expense caps, is not yet available because the fund is new and has not had a full fiscal year.

For additional information about these fund fees, please consult the prospectus for each fund.

PRSA V – PROSPECTUS CHANGES

1. Part I – Summary of Contract Expenses

We replace the table under the “Periodic Account Expenses” sub-heading with the following:

PERIODIC ACCOUNT EXPENSES

The table below describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including underlying mutual fund fees and expenses.

	Current	Maximum
Annual Contract Fee [2]	$0	$150
Insurance and Administrative Expenses (As a percentage of average daily net assets of the Sub-accounts)
Insurance and Administrative Charge	0.12%	1.50%
IncomeFlex Target Benefit [3]	1.20%	1.80%
Total Annual Charge with the IncomeFlex Target Benefit [4]	1.32%	3.30%

2	Currently, we waive this fee. As shown in the table, we can increase this fee in the future up to a maximum of $150, but we have no current intention to do so.
3	The 1.80% charge is the maximum that we can impose for the IncomeFlex Target Benefit under this Contract. This maximum applies whether or not you have the Spousal Benefit and/or whether or not you have a Step-Up of the Income Base.
4	The total annual charge is the sum of the insurance and administrative charge and the charge for the IncomeFlex Target Benefit.

2. Part II – Section 7: WHAT ARE THE EXPENSES ASSOCIATED WITH THE PRUDENTIAL RETIREMENT SECURITY ANNUITY V?

We replace all content under the “INSURANCE AND ADMINISTRATIVE CHARGES,” section with the following:

Each day we make a deduction for the insurance and administrative charges. These charges cover our expenses for mortality and expense risk, administration, marketing and distribution. The mortality risk portion of the charge is for assuming the risk that the

Annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of Annuity Payments. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the Contract. There is also an administrative expense component of the overall 0.12% charge. That administrative expense charge is assessed in recognition of the administrative services provided to your plan by the Designated Record Keeper, and as such, we pay that charge to the Designated Record Keeper.

The insurance and administrative charge equals, on an annual basis, the following percentages of the daily Contract Value:

	Current	Maximum
Insurance and Administrative Charge	0.12%	1.50%

While we presently charge the percentage amount reflected in the “Current” column above, we have the right to increase or decrease this charge up to the percentage amount reflected in the “Maximum” column above. We will give you written notice before changing this charge.

STATEMENT OF ADDITIONAL INFORMATION CHANGES

I.	FEDERAL TAX STATUS

We add the sub-sections entitled “Diversification” and “Investor Control” under “Other Tax Rules.”

1.	Diversification

The Internal Revenue Code provides that the underlying investments for the Variable Investment Options must satisfy certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. We believe the portfolios underlying the Variable Investment Options for the Contract meet these diversification requirements.

2.	Investor Control

Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of us, to be considered the owner of the underlying assets. Because of this uncertainty, or in response to other changes in tax laws or regulations, we reserve the right to make such changes as we deem necessary to assure that the Contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owners as is feasible under the circumstances.

PLEASE RETAIN THIS AMENDMENT WITH YOUR PROSPECTUS

1

PART C

OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(a)	FINANCIAL STATEMENTS

(1)	Financial Statements of Prudential Retirement Insurance and Annuity Company (Depositor) and the Financial Statements of the PRIAC Variable Contract Account A (Registrant) as of December 31, 2016 appear in the Statement of Additional Information (Part B of the Registration Statement). (Note 10)

(b)	EXHIBITS

(1)	Resolution of the Board of Directors of Prudential Retirement Insurance and Annuity Company authorizing establishment of the PRIAC Variable Contract Account A. (Note 2)

(2)	N/A

(3)	Distribution Agreement between Prudential Investment Management Services LLC (Underwriter) and Prudential Retirement Insurance and Annuity Company (Depositor). (Note 2)

(4)	(a) Form of the Variable Annuity Contract (IRA). (Note 4)

(b) Form of the Variable Annuity Contract (Non-IRA). (Note 4)

(c) Form of Active Life Certificate (IRA). (Note 4)

(d) Form of Active Life Certificate Rider (IRA) (Note 9)

(5)	(a) Application form for the Contract (IRA). (Note 4)

(b) Application form for the Contract (Non-IRA). (Note 4)

(6)	(a) Articles of Incorporation of Prudential Retirement Insurance and Annuity Company, as amended March 31, 2004. (Note 2)

(b) By-laws of Prudential Retirement Insurance and Annuity Company, as amended June 2006. (Note 4)

(7)	Other material contracts performed in whole or in part after the date the Registration Statement is filed:

(a) Fund Participation and Information Sharing Agreement among Prudential Retirement Insurance and Annuity Company, Prudential Investment Portfolios, Inc., Prudential Investment Management Services LLC and Prudential Investments LLC. (Note 4)

(b) Amendment to Fund Participation and Information Sharing Agreement among Prudential Retirement Insurance and Annuity Company, Prudential Investment Portfolios, Inc., Prudential Investment Management Services LLC and Prudential Investments LLC. (Note 5)

(c) Amendment to Fund Participation and Information Sharing Agreement among Prudential Retirement Insurance and Annuity Company, Prudential Investment Portfolios, Inc., Prudential Investment Portfolios 3, Prudential Investment Management Services LLC and Prudential Investments LLC. (Note 8)

(d) Trust Agreement. (Note 3)

(e) Defined Contribution Clearance and Settlement Agreement between The Vanguard Group, Inc. and Prudential Retirement Insurance and Annuity Company. (Note 6)

(f) Addendum to Defined Contribution Clearance and Settlement Agreement between The Vanguard Group, Inc. and Prudential Retirement Insurance and Annuity Company. (Note 7)

(g) Information Sharing Agreement between The Vanguard Group, Inc. and the Prudential Insurance Company of America (and affiliates). (Note 8)

(h) Form of Amendment to Fund Participation and Information Sharing Agreement among Prudential Retirement Insurance and Annuity Company, Prudential Investment Portfolios, Inc., Prudential Investment Portfolios 3, Prudential Investment Portfolios 5, Prudential Investment Management Services LLC and PGIM Investments LLC. (Note 1)

(8)	Consent and Opinion of Michele Drummey, Director and Corporate Counsel, as to legality of the securities being registered. (Note 1)

(9)	Written consent of PricewaterhouseCoopers LLP, independent registered public accounting firm. (Note 1)

(10)	N/A

(11)	N/A

(12)	Powers of Attorney for George P. Waldeck, Nandini Mongia, John J. Kalamarides, Elizabeth Marin, James M. O’Connor, Timothy L. Schmidt, Yanela C. Frias, Brent Walder and Stanley Lezon. (Note 1)

Note 1	Filed herewith.
Note 2	Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement No. 333-139334, filed April 25, 2007 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.
Note 3	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement No. 333-145632, filed November 13, 2007 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.
Note 4	Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 Registration Statement No. 333-162553, filed May 4, 2010 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.
Note 5	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement No. 333-162553, filed April 26, 2011 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.
Note 6	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement No. 333-162553, filed December 28, 2011 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.
Note 7	Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement No. 333-162553, filed April 13, 2012 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.
Note 8	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement No. 333-162553, filed April 15, 2013 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.
Note 9	Incorporated by reference to Post-Effective Amendment No. 40 to Form N-4 Registration Statement No. 333-162553, filed April 11, 2014 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.
Note 10	Incorporated by reference to Post-Effective Amendment No. 56 to Form N-4 Registration Statement No. 333-162553, filed April 21, 2017.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and major officers of Prudential Retirement Insurance and Annuity Company are listed below:

Name and Principal Business Address	Position and Offices with Depositor

George P. Waldeck 280 Trumbull Street Hartford, CT 06103-3509	Director and President

Nandini Mongia 280 Trumbull Street Hartford, CT 06103-3509	Director, Senior Vice President and Chief Financial Officer

John J. Kalamarides 280 Trumbull Street Hartford, CT 06103-3509	Director and Senior Vice President

James M. O’Connor 751 Broad Street Newark, NJ 07102-3714	Director and Senior Vice President

Timothy L. Schmidt 655 Broad Street Newark, NJ 07102-4410	Director, Senior Vice President and GPM Global Chief Investment Officer

Elizabeth Marin 751 Broad Street Newark, NJ 07102-3714	Director and Assistant Treasurer

Yanela C. Frias 655 Broad Street Newark, NJ 07102-4410	Director and Senior Vice President

Brent Walder 280 Trumbull Street Hartford, CT 06103-3509	Director, Senior Vice President and Chief Actuary

Scott G. Sleyster 655 Broad Street Newark, NJ 07102-4410	PFI Chief Investment Officer

Name and Principal Business Address	Position and Offices with Depositor

Suzanne Manganiello 200 Wood Avenue S. Iselin, NJ 08830-2706Hartford, CT 06103-3509	Senior Vice President

Name and Principal Business Address	Position and Offices with Depositor

Kenneth Y. Tanji 751 Broad Street Newark, NJ 07102-3714	Treasurer

Craig R. Gardner 655 Broad Street Newark, NJ 07102-4410	Chief Risk Officer

Sara Bonesteel 655 Broad Street Newark, NJ 07102-4410	Vice President and Chief Investment Officer

Stanley Lezon 280 Trumbull Street Hartford, CT 06103-3509	Vice President and Controller

Karen M. Sills 280 Trumbull Street Hartford, CT 06103-3509	Secretary

Charles H. Smith 751 Broad Street Newark, NJ 07102-3714	Vice President and Anti-Money Laundering Officer

ITEM 26.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Prudential Retirement Insurance and Annuity Company (“PRIAC”), a corporation organized under the laws of Connecticut, is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”), a stock life insurance company organized under the laws of New Jersey. Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (PFI), a New Jersey insurance holding company.

PRIAC may be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: PRIAC Variable Contract Account A, CIGNA Variable Annuity Separate Account I.

In addition, PRIAC and the Registrant may be deemed to be under common control with other insurers that are direct or indirect subsidiaries of PFI and their separate accounts.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration No. 001-16707, filed February 17, 2017, the text of which is hereby incorporated by reference.

ITEM 27.    NUMBER OF CONTRACT OWNERS

As of June 30, 2017, there were 59 owners of qualified Contracts and 0 owners of non-qualified Contracts offered by the Registrant under the Prudential Retirement Security Annuity IV. As of June 30, 2017, there were 2 owners of qualified Contracts and 0 owners of non-qualified Contracts offered by the Registrant under the Prudential Retirement Security Annuity V.

ITEM 28.    INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Connecticut, being the state of organization of Prudential Retirement Insurance and Annuity Company (“PRIAC”), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Connecticut law permitting indemnification can be found in Section 33-771 of the Connecticut General Statutes Annotated. The text of PRIAC’s By-law, Article IX, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 6(b).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

(a)	Prudential Investment Management Services LLC (“PIMS”)

PIMS is distributor and principal underwriter for the PGIM Investments family of mutual funds.

PIMS is also distributor of the following other investment companies: Prudential’s Gibraltar Fund, Inc.; The Prudential Variable Contract Account-2; The Prudential Variable Contract Account-10; The Prudential Variable Contract Account-11; The Prudential Variable Contract Account-24; The Prudential Variable Contract GI-2; The Prudential Discovery Premier Group Variable Contract Account; The Prudential Discovery Select Group Variable Contract Account; and PRIAC Variable Contract Account A.

(b)	Information concerning the officers and directors of PIMS is set forth below.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH UNDERWRITER

Adam Scaramella 213 Washington Street Newark, NJ 07102-3719	President

James V. Gemus 80 Livingston Avenue Roseland, NJ 07068-1753	Executive Vice President

Gary F. Neubeck	Executive Vice President

Stuart S. Parker	Executive Vice President

Peter J. Boland	Senior Vice President and Chief Administrative Officer

John N. Christolini 280 Trumbull Street Hartford, CT 06103-3509	Senior Vice President and Co-Chief Compliance Officer

Mark R. Hastings	Senior Vice President and Chief Compliance Officer

Francine B. Boucher 213 Washington Street Newark, NJ 07102-3719	Senior Vice President, Secretary and Chief Legal Officer

Michael J. McQuade Three Gateway Center Newark, NJ 07102-4061	Senior Vice President, Treasurer and Chief Financial Officer

Monica J. Oswald 280 Trumbull Street Hartford, CT 06103-3509	Senior Vice President and Co- Chief Operations Officer

Hansjerg P. Schlenker	Senior Vice President and Chief Operations Officer

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH UNDERWRITER

Charles H. Smith 751 Broad Street Newark, NJ 07102-3714	Vice President and Anti-Money Laundering Officer

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH UNDERWRITER
Robert P. Smit Three Gateway Center Newark, NJ 07102-4061	Vice President, Assistant Treasurer and Controller

*	The address of each person named is 655 Broad Street, Newark, NJ 07102-4410, unless otherwise noted above.

(c)	Commissions received by PIMS during the last fiscal year with respect to the Prudential Retirement Security Annuity IV issued through the registrant separate account. No commissions were received by PIMS during the last fiscal year with respect to the Prudential Retirement Security Annuity V.

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Prudential Investment Management Services LLC	$16,021	$-0-	$-0-	$-0-

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through PRIAC at the following addresses:

Prudential Retirement Insurance and Annuity Company

280 Trumbull Street

Hartford, CT 06103

The Prudential Insurance Company of America

and PGIM, Inc.

655 Broad Street

Newark, NJ 07102

The Prudential Insurance Company of America

and PGIM, Inc.

751 Broad Street

Newark, NJ 07102-3714

The Prudential Insurance Company of America

and PGIM, Inc.

Gateway Buildings Two, Three and Four

100 Mulberry Street

Newark, NJ 07102

The Prudential Insurance Company of America

213 Washington Street

Newark, NJ 07102

The Prudential Insurance Company of America

c/o PGIM Investments

30 Scranton Office Park

Scranton, PA 18507-1789

The Prudential Insurance Company of America

200 Wood Avenue South

Iselin, NJ 08830

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

AON Hewitt

4 Overlook Point

Lincolnshire, IL 60069-1526

ITEM 31.    MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the Registration Statement under which management-related services are provided to the Registrant—Not Applicable.

ITEM 32.    UNDERTAKINGS

(a)	Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e)	Prudential Retirement Insurance and Annuity Company hereby represents that the fees and charges deducted under the Contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential Retirement Insurance and Annuity Company.

TEXAS ORP

The Registrant intends to offer Contracts to Participants in the Texas Optional Retirement Program. In connection with that offering, Rule 6c-7 of the Investment Company Act of 1940 is being relied upon and paragraphs (a)-(d) of that Rule will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PRIAC Variable Contract Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut on this 25th day of September, 2017.

PRIAC VARIABLE CONTRACT ACCOUNT A (Registrant)

BY:/s/ Srinivas D. Reddy
SRINIVAS D. REDDY VICE PRESIDENT, PRODUCT AND INVESTMENT MANAGEMENT, PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY
PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY (Depositor)

BY:/s/ Srinivas D. Reddy
SRINIVAS D. REDDY VICE PRESIDENT, PRODUCT AND INVESTMENT MANAGEMENT, PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE AND TITLE

*
GEORGE P. WALDECK
DIRECTOR AND PRESIDENT

*
NANDINI MONGIA
DIRECTOR AND CHIEF FINANCIAL OFFICER

*
JOHN J. KALAMARIDES DIRECTOR

*
ELIZABETH MARIN
DIRECTOR AND ASSISTANT TREASURER

*
JAMES M. O’CONNOR
DIRECTOR

SIGNATURE AND TITLE

*
TIMOTHY L. SCHMIDT
DIRECTOR

*
YANELA C. FRIAS
DIRECTOR

*
BRENT WALDER
DIRECTOR

*
STANLEY LEZON
CONTROLLER

*BY:	/s/ Michele Drummey
MICHELE DRUMMEY
(ATTORNEY-IN-FACT)

EXHIBIT INDEX

Exhibit No.	Description

7(h)	Form of Amendment to Fund Participation and Information Sharing Agreement among Prudential Retirement Insurance and Annuity Company, Prudential Investment Portfolios, Inc., Prudential Investment Portfolios 3, Prudential Investment Portfolios 5, Prudential Investment Management Services LLC and PGIM Investments LLC.

8	Consent and Opinion of Michele Drummey, Director and Corporate Counsel, as to legality of the securities being registered.

9	Written consent of PricewaterhouseCoopers LLP, independent registered public accounting firm.

12	Powers of Attorney for George P. Waldeck, Nandini Mongia, John J. Kalamarides, Elizabeth Marin, James M. O’Connor, Timothy L. Schmidt, Yanela C. Frias, Brent Walder and Stanley Lezon.